NOTES PAYABLE AND CONVERTIBLE NOTES (Details Narrative)																																																										1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 15, 2026 USD ($)	Mar. 15, 2026 USD ($)	Feb. 15, 2026 USD ($)	Jan. 30, 2026 USD ($)	Jan. 15, 2026 USD ($)	Dec. 30, 2025 USD ($)	Dec. 15, 2025 USD ($)	Nov. 30, 2025 USD ($)	Oct. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Aug. 30, 2025 USD ($)	Aug. 19, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 30, 2025 USD ($)	Jul. 22, 2025 USD ($)	Jul. 18, 2025 USD ($)	Jul. 15, 2025 USD ($)	Jun. 15, 2025 USD ($)	Jun. 13, 2025 USD ($)	Jun. 12, 2025 USD ($)	Jun. 02, 2025 USD ($)	May 07, 2025 USD ($)	Apr. 15, 2025 USD ($)	Mar. 25, 2025 USD ($)	Mar. 11, 2025 USD ($)	Feb. 07, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 15, 2025 USD ($)	Dec. 30, 2024 USD ($)	Dec. 15, 2024 USD ($)	Dec. 13, 2024 USD ($)	Dec. 04, 2024 USD ($)	Nov. 30, 2024 USD ($)	Sep. 20, 2024 USD ($)	Aug. 02, 2024 USD ($)	Jun. 20, 2024 USD ($)	Jun. 10, 2024 USD ($)	May 24, 2024 USD ($)	May 07, 2024	Apr. 12, 2024 USD ($)	Mar. 05, 2024 USD ($)	Dec. 08, 2023 USD ($)	Nov. 29, 2023 USD ($)	Oct. 20, 2023 USD ($)	Oct. 12, 2023 USD ($)	Aug. 23, 2023 USD ($)	Aug. 16, 2023 USD ($)	Aug. 15, 2023 USD ($)	Jul. 19, 2023 USD ($)	Jul. 06, 2023 USD ($)	Feb. 14, 2023 USD ($)	Nov. 03, 2022 USD ($) shares	Sep. 21, 2022 USD ($)	Aug. 15, 2022 USD ($)	Aug. 12, 2022 USD ($)	Jul. 11, 2022 USD ($)	Feb. 28, 2025 USD ($)	Jul. 31, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2025 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Jun. 11, 2024 shares	May 31, 2024 USD ($)	May 04, 2024	Feb. 20, 2024 shares	Dec. 13, 2023 shares	Nov. 30, 2023 USD ($)	Oct. 03, 2019
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount										$ 69,650																																																		$ 69,650		$ 54,850	$ 130,800		$ 70,315	$ 57,639	$ 85,000		$ 71,629				$ 71,629
Accrued interest										10,519																																																		10,519		4,365	8,700
Debt instrument debt default interest rate																																									24.00%
Debt instrument repayment term																						Repayment of the note may occur as follows: (a) if the Company repays this note on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after July 7, 2025 and on or before August 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.	Repayment of the note may occur as follows: (a) if the Company repays this note on or before June 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after June 7, 2025 and on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. As of June 30, 2025, the promissory note was in default.
Debt instrument unamortized discount										24,032																																																		24,032		97,276	38,854
Amortization of debt discount																																																												150,902	$ 56,983	303,563	294,005
Legal and financing costs																																																												15,000		264,656
Debt repayment											$ 7,072
Penalty amount																																																														30,000
Debt premium																																																														114,400	124,629
Derivative liabilities										167,878																																																		167,878		403,892	133,886
Fee amount										1,406																																																		1,406		0	3,832
Interest payable current and non current										86,907																																																		86,907		56,935
Conversion of stock amount converted																																																												114,399	9,336	10,229	246,254
Debt premium																																																												37,450			279,711
Proceeds from convertible debt																																																												100,000	60,000	222,500	567,050
Number of shares issued | shares																																																																				263			29	23
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest																																																												438,064	99,891	176,375	773,548
Settlement of convertible debt																																																												203,350		8,000	142,909
Convertible note										131,000																																																		131,000		520,797	313,550
Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument interest rate percentage																																																																						8.00%
Promissory Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt remaining																																																														543,312	204,694
Debt instrument unamortized discount																																																														45,965	25,706
Debt remaining																																																														589,277	230,400
Convertible Notes One [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Amortization of debt discount																																																												$ 150,902	56,983	$ 303,563	294,005
1800 Diagonal Lending LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument original issue discount rate										150.00%										15.00%																		15.00%	15.00%																					150.00%		150.00%
Original issue discounts amount																				$ 8,000																		$ 8,200	$ 8,200
Aggregate principal amount																				$ 67,860														$ 49,200				$ 49,200	$ 49,200
Debt instrument maturity date																				Apr. 15, 2026										Dec. 30, 2024
Debt instrument interest rate percentage																																						22.00%	22.00%
Accrued interest										$ 0																								5,683																										$ 0		$ 7,638	1,193
Purchase amount																				$ 58,000
Repayment of principal amount											212,060			$ 212,060
Debt remaining										0																																																		$ 0		$ 212,060	98,400
Legal and financing costs																				9,860																		$ 6,000	$ 6,000
Net proceeds																				$ 50,000																		$ 35,000	$ 35,000
Monthly payment amount																																		28,290
Debt repayment																													$ 7,073	$ 7,072.50				7,072.50
Payment of debt																																		56,580
Debt instrument conversion rate																																																												65.00%		65.00%
Debt instrument discount rate																																																												35.00%		35.00%
Ownership limitations																																																												4.99%		4.99%
1800 Diagonal Lending LLC [Member] | Subsequent Event [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Repayment of principal amount											212,060			212,060
1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Monthly payment amount	$ 9,755	$ 9,755	$ 9,755		$ 9,755		$ 39,020
ONE44 Capital LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Accrued interest										17,715																																																		$ 17,715		$ 1,006	9,909
Debt premium																																																															100,000	$ 133,305
GS Capital Partners, LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Accrued interest										9,095																																																		$ 9,095		$ 4,365	8,700
Conversion price, description																										The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $6 per share, provided that the fixed price will be reduced to $3 per share in the event that the market price of the Common Stock trades below $5 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.	The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $9 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the Common Stock trades below $8 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.																																	GS Capital notes, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the Investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note) and adjustments for mergers, consolidations, reorganizations and similar events set forth in the Note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the Note, the Company is required to maintain an initial reserve of at least 400% of the number of Conversion Shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the Note.		GS Capital notes, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the Investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note) and adjustments for mergers, consolidations, reorganizations and similar events set forth in the Note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the Note, the Company is required to maintain an initial reserve of at least 400% of the number of Conversion Shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the Note.
Derivative fixed interest rate																																																															1,254
Geebis Consulting LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Accrued interest																																																														$ 1,348
Debt remaining																																																														14,000
Coventry Enterprises LLC Securities Purchase Agreement [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Monthly payment amount																																																					$ 19,643
Crown Bridge Partners, LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount										$ 65,280																																																		$ 65,280		$ 65,280
Debt instrument interest rate percentage										15.00%																																																		15.00%		15.00%
Accrued interest										$ 57,828																																																		$ 57,828		$ 55,360
Investor [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																	$ 82,500					$ 60,000	$ 90,000
Debt instrument maturity date																	Sep. 15, 2025					Jul. 15, 2025	Jun. 15, 2025
Debt instrument loan bears interest rate																	10.00%					10.00%	10.00%
Purchase amount																	$ 75,000					$ 50,000	$ 75,000
Debt instrument debt default interest rate																	18.00%					18.00%	18.00%
Debt instrument repayment term																	Repayment of the note may occur as follows: (a) if the Company repaaid this note on or before August 18, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after August 18, 2025 and on or before September 18, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.					Repayment of the note may occur as follows: (a) if the Company repaid this note on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after July 7, 2025 and on or before August 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.	Repayment of the note may occur as follows: (a) if the Company repaid this note on or before June 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after June 7, 2025 and on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. As of June 30, 2025, the promissory note was in default.
Investor [Member] | Subsequent Event [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument original issue discount rate																	18.00%
Aggregate principal amount																	$ 82,500
Debt instrument maturity date																	Sep. 15, 2025
Debt instrument loan bears interest rate																	10.00%
Purchase amount																	$ 75,000
Debt instrument repayment term																	Repayment of the note may occur as follows: (a) if the Company repays this note on or before August 18, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after August 18, 2025 and on or before September 18, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. The Company fully repaid this note in August 2025.
Maturity Extension Agreement [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Amount of convertible debt outstanding with penalty																							$ 39,600
Accrued interest																							30,805
Amount repaid for covertible debt																							202,405
Debt Default penalty																							$ 39,600
Securities Purchase Agreement [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt remaining																																																														14,000
Amortization of debt discount																																																												12,350	66,000	244,000	232,700
Debt premium										37,450																																																		37,450	0	0	279,711
Debt conversion converted instrument																																																														14,000
Conversion price, description																			The Geebis note was exchangeable for an equal aggregate principal amount of note of different authorized denominations, as requested by Geebis surrendering the same. The initial conversion price for the Geebis note was equal to $18 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the common stock trades below $18 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to the lowest trading price of the common stock on which the Company’s shares were then traded or any exchange upon which the common stock may be traded in the future. Notwithstanding the foregoing, such conversions were subject to a 4.99% beneficial ownership limitation and adjustments for mergers, consolidations, reorganizations and similar events set forth in the note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the note, the Company was required to maintain an initial reserve of at least 500% of the number of conversion shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the note.
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount										0	65,000			65,000		$ 112,350												$ 65,000																																0			0
Debt instrument maturity date																Apr. 30, 2026												Nov. 30, 2025
Debt instrument interest rate percentage																																												8.00%
Debt Instrument description																												The Company intends to use the net proceeds therefrom for general working capital purposes. The maturity date of the note is November 30, 2025 and the note bears a one-time interest charge of fifteen percent that shall be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five (5) payments
Accrued interest											9,750			9,750
Purchase amount																$ 107,000												$ 56,000
Debt instrument debt default interest rate																22.00%																												22.00%
Debt Default penalty										23,283																																																		23,283
Monthly payment amount										9,344		$ 9,344			$ 37,375
Debt instrument discount rate																25.00%
Debt issuance costs																$ 7,000
Debt instrument conversion discount																0.75																												0.35
Percentage of outstanding shares of common stock																																												150.00%
Debt instrument settlement debt amount																																												$ 134,615																37,450
Penalty amount																$ 1,000																												$ 1,000
Accrued interest																																																												112,350			9,863
Debt premium										37,450																																																		37,450			134,615
Debt conversion converted instrument																																																															250,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Subsequent Event [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																$ 112,350
Debt instrument maturity date																Apr. 30, 2026
Debt instrument interest rate percentage																10.00%
Purchase amount																$ 107,000
Debt instrument conversion rate																75.00%
Debt instrument discount rate																25.00%
Debt issuance costs																$ 7,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument interest rate percentage																10.00%
Debt instrument debt default interest rate																125.00%																												129.00%
Percentage of outstanding shares of common stock																9.99%																												9.99%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Minimum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument interest rate percentage																10.00%
Debt instrument debt default interest rate																120.00%																												110.00%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | July11, 2022 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																									$ 105,000
Debt instrument maturity date																																																									Jun. 30, 2023
Debt instrument interest rate percentage																																																									8.00%
Debt issuance costs																																																									$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | July 6, 2023 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																			$ 65,000
Debt instrument maturity date																																																			Jun. 29, 2024
Debt issuance costs																																																			$ 5,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | July 19, 2023 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																		$ 45,000
Debt instrument maturity date																																																		Jul. 19, 2024
Debt issuance costs																																																		$ 5,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | August 16, 2023 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																$ 55,000
Debt instrument maturity date																																																Aug. 16, 2024
Debt issuance costs																																																$ 5,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | October 20, 2023 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																													$ 40,000
Debt instrument maturity date																																													Oct. 20, 2024
Debt issuance costs																																													$ 5,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | November 29, 2023 1800 Diagonal Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																												$ 45,000
Debt instrument maturity date																																												Sep. 15, 2024
Debt issuance costs																																												$ 5,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Monthly payment amount								$ 9,344	$ 9,344	9,344		9,344
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount										0	$ 104,460																																$ 150,000									$ 111,111			$ 110,000					0		104,460	119,300
Debt instrument maturity date																																																							Aug. 15, 2022
Debt instrument interest rate percentage																																											10.00%									10.00%			10.00%
Accrued interest										0																																																		0		24,962	6,726
Debt instrument debt default interest rate											24.00%																																24.00%
Debt instrument unamortized discount																																											$ 15,000									$ 11,111			$ 10,000
Debt instrument conversion rate																																											60.00%
Debt instrument discount rate																																											40.00%
Ownership limitations																																											4.99%
Debt premium										69,640																																																		69,640		9,893	98,311
Legal fees																																											$ 7,500									$ 5,500			$ 5,500
Debt instrument increase principal percentage																																											20.00%
Debt conversion converted instrument																																																												104,460		14,840	148,811
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																																											135.00%
Debt instrument conversion rate																																											65.00%
Debt instrument discount rate																																											40.00%
Penalty amount																																											$ 500
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Minimum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																																											120.00%
Debt instrument conversion rate																																											60.00%
Debt instrument discount rate																																											35.00%
Penalty amount																																											$ 250
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount											$ 121,650													$ 55,000		$ 33,000	$ 43,000								$ 33,000	$ 33,000					$ 27,500					$ 61,000	$ 77,500							$ 71,500		$ 93,000
Debt instrument maturity date																								Dec. 15, 2025		Nov. 11, 2025	Oct. 07, 2025								Mar. 20, 2025	Feb. 02, 2025					Oct. 12, 2024					Apr. 12, 2024	Feb. 23, 2024							Mar. 21, 2023		Apr. 12, 2023
Debt instrument interest rate percentage																								8.00%		8.00%	8.00%								8.00%	8.00%					8.00%					8.00%	8.00%							8.00%		8.00%
Accrued interest										5,708	$ 5,164																																																	5,708		23,676	8,364
Debt instrument debt default interest rate											24.00%
Debt remaining										131,000	$ 66,000																																																	131,000		$ 252,650	110,500
Debt instrument unamortized discount																								$ 5,000		$ 3,000	$ 3,000								$ 3,000	$ 3,000					$ 2,500					$ 3,500	$ 5,000							$ 4,000		$ 5,000
Net proceeds																																																						$ 65,000		$ 85,000
Debt instrument conversion rate																								60.00%
Debt instrument discount rate																								40.00%
Ownership limitations																																																						4.99%		4.99%						4.99%
Legal fees																																														$ 2,500	$ 2,500							$ 2,500		$ 3,000
Debt instrument increase principal percentage																																									20.00%
Conversion price, description																								The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $5 per share, provided that the fixed price will be reduced to $2.50 per share in the event that the market price of the Common Stock trades below $4 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.		The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $6 per share, provided that the fixed price will be reduced to $3 per share in the event that the market price of the Common Stock trades below $5 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.	The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $9 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the Common Stock trades below $8 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. The February 7, 2025 GS Capital Note was fully converted in October 2025.								The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $18 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the Common Stock trades below $18 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The September 20, 2024 GS Capital Note was fully repaid in August 2025.	The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $102 per share, provided that the fixed price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The August 2, 2024 GS Capital Note was fully repaid in August 2025.					The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $102 per share, provided that the fixed price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days.					The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $900 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $600 per share in the event that the market price of the Common Stock trades below $450 per share for ten consecutive trading days. In the event of a default under the Note and unless the Fixed Price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The October 12, 2023 GS Capital Note was fully converted in August 2025.	The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $2,400 per share, provided that the fixed price will be reduced to $1,200 per share in the event that the market price of the Common Stock trades below $1,800 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The August 23, 2023 GS Capital Note was fully converted in July 2024.							Such note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $120,000 (the “September Fixed Price”). However, in the event the common stock trades below $84,000 per share for more than five consecutive trading days, then the September Fixed Price becomes $54,000 per share.		The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital by surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $168,000 per share (the “Fixed Price”). However, in the event the common stock trades below $120,000 per share for more than five consecutive trading days, then the Fixed Price becomes $78,000 per share.
Derivative liabilities										131,000																																																		131,000		$ 252,650	110,500
Fee amount										937																																																		937			3,832
Conversion price percentage																																																						65.00%		65.00%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																																									125.00%
Penalty amount																																									$ 500
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																																									110.00%
Penalty amount																																									$ 250
Securities Purchase Agreement [Member] | 104 LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																					$ 33,750					$ 50,000
Debt instrument maturity date																																					Jun. 20, 2025					Mar. 01, 2025
Debt Instrument description																																					the Company had the right to prepay the principal and accrued but unpaid interest due under the notes, at a one hundred ten percent (110%) premium of the face amount plus accrued and unpaid interest, which increases to (i) one hundred fifteen percent (115%) if prepaid after 60 days, but less than 91 days from the issuance date, (ii) one hundred twenty percent (120%) if prepaid after 90 days, but less than 121 days from the issuance date, (iii) one hundred twenty five percent (125%) if prepaid after 120 days, but less than 181 days from the issuance date. After this initial 180-day period, the Company does not have a right to prepay the notes.
Amount of convertible debt outstanding with penalty																																																														41,563
Accrued interest											$ 8,819																																																			9,093	1,429
Amount repaid for covertible debt																																																															625
Purchase amount																																					$ 30,375					$ 46,875
Debt instrument debt default interest rate											16.00%
Debt remaining										0	$ 124,688																																																	0		124,688	83,750
Debt instrument unamortized discount																																					3,375					3,125
Legal and financing costs																																					$ 5,200					$ 7,500
Debt instrument conversion rate																																					65.00%
Debt instrument discount rate																																					35.00%
Ownership limitations																																					4.99%
Debt premium										44,760																																																		44,760			45,096
Debt conversion converted instrument																																																												124,688
Interest payable current and non current																																																															4,000
Securities Purchase Agreement [Member] | 104 LLC [Member] | Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument interest rate percentage																																					16.00%					16.00%
Securities Purchase Agreement [Member] | 104 LLC [Member] | Minimum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument interest rate percentage																																					8.00%					8.00%
Securities Purchase Agreement [Member] | Geebis Consulting LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																					$ 25,000											$ 22,000
Debt instrument interest rate percentage																			8.00%
Accrued interest										0	2,916																																																	0		821
Repayment of principal amount											25,000																																															$ 8,000
Debt remaining										0	14,000																																																	0		39,000
Debt instrument unamortized discount																																$ 2,000
Debt instrument conversion rate																																60.00%
Debt instrument discount rate																																40.00%
Ownership limitations																					4.99%
Accrued interest											1,423
Debt instrument increase principal percentage																					20.00%											20.00%
Debt conversion converted instrument																																																														39,000
Conversion price, description																			The Geebis note was exchangeable for an equal aggregate principal amount of note of different authorized denominations, as requested by Geebis surrendering the same. The initial conversion price for the Geebis note was equal to $18 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the common stock trades below $18 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to the lowest trading price of the common stock on which the Company’s shares were then traded or any exchange upon which the common stock may be traded in the future.		The Geebis note contained a $2,500 original issue discount. The Company used the net proceeds from the Geebis note for general working capital purposes. The initial conversion price for this note was equal to $5 per share, provided that the fixed price will be reduced to $4 per share in the event that the market price of the common stock trades below $3 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to 65% of the lowest ten trading price of the common stock on which the Company’s shares are then traded or any exchange upon which the common stock may be traded in the future.
Debt instrument default interest rate																			24.00%		24.00%
Securities Purchase Agreement [Member] | Geebis Consulting LLC [Member] | Maximum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																					125.00%											125.00%
Penalty amount																					$ 500											$ 500
Securities Purchase Agreement [Member] | Geebis Consulting LLC [Member] | Minimum [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument debt default interest rate																					110.00%											110.00%
Penalty amount																					$ 250											$ 250
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount																																																					$ 125,000						$ 142,909
Debt instrument interest rate percentage																																																					10.00%
Amount of convertible debt outstanding with penalty																																																															0	144,951
Accrued interest																																																											70					22,749
Amount repaid for covertible debt																																																															2,043	5,049
Debt Default penalty																																																																25,000
Debt instrument unamortized discount																																																					$ 25,000
Amortization of debt discount																																																					37,500
Debt premium																																																															13,328
Interest payable current and non current																																																															357
Proceeds from convertible debt																																																					100,000
Debt instrument guaranteed interest																																																					$ 12,500
Number of shares issued | shares																																																					1
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest																																																																561
Settlement of convertible debt																																																											$ 142,979
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount										65,280																																																		65,280		65,280	65,280
Debt instrument interest rate percentage																																																																										15.00%
Accrued interest										57,828																																																		57,828		55,360	45,541
Debt premium																																																																$ 13,889
Securities Purchase Agreement One [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt Instrument description																									The Company intends to use the net proceeds therefrom for general working capital purposes. The maturity date of the note is January 30, 2026, and the note bears a one-time interest charge of fifteen percent that shall be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five (5) payments
Securities Purchase Agreement One [Member] | 1800 Diagonal Lending LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount												$ 79,200													$ 79,200
Debt instrument maturity date																									Jan. 30, 2026
Debt Instrument description																									The Company used the net proceeds therefrom for general working capital purposes. The maturity date of the note was January 30, 2026 and the note bore a one-time interest charge of fifteen percent that shall be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five (5) payments
Accrued interest											11,880
Purchase amount																									$ 67,000
Monthly payment amount										45,540
Securities Purchase Agreement One [Member] | 1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Monthly payment amount				$ 11,385		$ 11,385		11,385	$ 11,385	45,540
August 10, 2017 Consulting Agreement [Member] | GS Capital Partners, LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt conversion converted instrument																																																												55,650		54,850	130,800
Loans Payable [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument original issue discount rate																																																	10.00%
Original issue discounts amount																																																	$ 120,000
Aggregate principal amount																																																	$ 132,000
Debt instrument maturity date																																																	Nov. 15, 2023
Debt instrument interest rate percentage																																																	10.00%
Debt instrument increase interest rate																																																	18.00%
Debt Instrument description																																																	The Company had the right to prepay the principal and accrued but unpaid interest due under the Promissory Note, together with any other amounts that the Company may owe the August 2023 Lender under the terms of the Promissory Note, on or before September 14, 2023 at a 110% premium of the face amount plus accrued and unpaid interest and any other amounts owed to the August 2023 Lender, which increases to (i) 120% if prepaid after such date, but on or before October 14, 2023, and (ii) 130% if prepaid after October 14, 2023 (including on the maturity date), unless the Company and the Lender agree to otherwise effect repayment.
Debt instrument loan bears interest rate																																								130.00%
Accrued interest										0																																																		0		5,718	15,536
Repayment of principal amount													$ 434,905
Debt Default penalty													35,076
Debt remaining										0																																																		0		352,405	132,000
Debt instrument unamortized discount										$ 0																																																		0		3,488	0
Amortization of debt discount																																																												$ 10,988	$ 0	21,512	12,000
Loans Payable [Member] | Subsequent Event [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Repayment of principal amount													352,405
Debt Default penalty													$ 34,320
Loans Payable [Member] | Promissory Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument unamortized discount																																																														45,965	25,706
Debt remaining																																																														$ 543,312	$ 204,694
Loans Payable [Member] | 1800 Diagonal Lending LLC [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Aggregate principal amount											67,860																							49,200
Accrued interest											10,179																							$ 5,683
Monthly payment amount																															$ 28,290
Debt repayment																															7,073
Payment of debt																															$ 56,580
Loans Payable [Member] | 1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Payment of debt	$ 78,039
Loans Payable [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Payment of debt								$ 74,750
Loans Payable [Member] | Securities Purchase Agreement One [Member] | 1800 Diagonal Lending LLC [Member] | Forecast [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Payment of debt				$ 91,080
Red Road Holdings Promissory Note [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Debt instrument original issue discount rate										150.00%																							15.00%																											150.00%		150.00%
Original issue discounts amount																																	$ 8,200
Aggregate principal amount																																	$ 49,200
Debt instrument interest rate percentage																																	22.00%
Accrued interest										$ 0	3,478			3,478																																														$ 0		$ 303
Debt remaining										$ 0																																																		$ 0		24,812
Legal and financing costs																																	$ 6,000
Net proceeds																																	35,000
Monthly payment amount											21,217																						28,290																													28,290
Debt repayment											$ 24,812			$ 24,812				$ 7,072															$ 7,072
Payment of debt																			$ 56,580
Debt instrument conversion rate																																	65.00%
Debt instrument discount rate																																	35.00%
Ownership limitations																																	4.99%
Three Outstanding Convertible Notes [Member]
NotesPayableAndConvertibleNotesLineItems [Line Items]
Convertible note																																																														$ 364,798